Cover	Mar. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 15, 2022
Entity File Number	333-209900
Entity Registrant Name	Jialijia Group Corporation Limited
Entity Central Index Key	0001659559
Entity Tax Identification Number	35-2544765
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 402, Unit B, Building 5,Guanghua Community,
Entity Address, Address Line Two	Guanghua Road
Entity Address, Address Line Three	Tianning District
Entity Address, City or Town	Changzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
City Area Code	86 (519)
Local Phone Number	8980-1180
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	RZZN
Security Exchange Name	NONE
Entity Emerging Growth Company	false